CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (47,264)	$ 49,842
Reconciliation of net loss to net cash provided by operating activities:
Depletion, depreciation, amortization and accretion	146,547	34,042
Abandonment and impairment of unproved properties	16,414
Impairment of long lived assets	15,778	0
Acquisition transaction expenses	6,000
Amortization of debt issuance costs and debt discount	5,604	1,985
Deferred rent	488
Commodity derivatives gain	(79,932)	(48,008)
Settlements on commodity derivatives	55,770	1,724
Premiums paid on commodity derivatives	(5,744)	(1,867)
Unit-based compensation	5,970	4,462
Changes in current assets and liabilities:
Accounts receivable-trade	7,723	(25,290)
Accounts receivable-oil, natural gas and NGL sales	(4,520)	(10,328)
Prepaid expenses	(1,024)	2,583
Accounts payable and accrued liabilities	24,452	11,096
Revenue payable	2,984	35,050
Production taxes payable	19,085	23,511
Accrued interest payable	277	173
Asset retirement expenditures	(1,742)	(662)
Due to related party	(183)	(923)
Net cash provided by operating activities	166,683	77,390
Cash flows from investing activities:
Oil and gas property additions	(391,250)	(240,447)
Acquired oil and gas properties	(120,524)	(707,315)
Sale of oil and gas properties	4,742
Other property and equipment	(23,045)	(12,807)
Cash held in escrow	10,071	(10,071)
Net cash used in investing activities	(520,006)	(970,640)
Cash flows from financing activities:
Related party - note payable converted to equity		38,750
Convertible notes converted to equity		38,950
Borrowings under credit facility	125,000	100,000
Proceeds from the issuance of Second Lien Notes		423,550
Proceeds from the issuance of units	254,986	397,670
Debt issuance costs	(2,876)	(17,318)
Unit and deferred equity issuance costs	(5,706)	(9,512)
Net cash provided by financing activities	371,404	972,090
Increase (decrease) in cash and cash equivalents	18,081	78,840
Cash and cash equivalents at beginning of period	79,025	185
Cash and cash equivalents at end of period	97,106	79,025
Supplemental cash flow information:
Property and equipment included in accounts payable and accrued liabilities	72,236	69,262
Acquisition transaction expenses	6,000
Oil and gas property acquired through units		322
Cash paid for interest	$ 50,380	22,432
Noncash settlement of promissory notes issued to officers		$ 5,368